Additional Financial Information - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Additional Financial Information [Abstract]
Prepaid expenses	$ 58,588	$ 65,065
Current contract assets	11,254	5,503
Inventory	2,557	2,752
Other	5,163	6,121
Prepaid expenses and other current assets	$ 77,562	$ 79,441